UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05120

Nuveen Municipal Value Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Municipal Value Fund, Inc. (NUV)
	July 31, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 99.9%

	Alaska – 1.0%
$ 3,335	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A, 5.000%,	12/14 at 100.00	AA+	$ 3,457,428
	12/01/30 – FGIC Insured
5,000	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005B-2, 5.250%,	6/15 at 100.00	AA+	5,348,050
	12/01/30 – NPFG Insured
3,000	Anchorage, Alaska, General Obligation Bonds, Series 2003B, 5.000%, 9/01/23 (Pre-refunded	9/13 at 100.00	AA+ (4)	3,011,970
	9/01/13) – FGIC Insured
5,405	CivicVentures, Alaska, Anchorage Convention Center Revenue Bonds, Series 2006, 5.000%,	9/15 at 100.00	A1	5,535,423
	9/01/34 – NPFG Insured
2,500	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	B+	2,000,975
	Series 2006A, 5.000%, 6/01/32
19,240	Total Alaska			19,353,846
	Arizona – 0.6%
2,500	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Series	7/18 at 100.00	AA–	2,538,950
	2008A, 5.000%, 7/01/38
2,575	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Government Project Bonds, Series	12/17 at 102.00	B–	2,250,293
	2008, 7.000%, 12/01/27
5,600	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A–	5,369,168
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
1,000	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale	9/13 at 100.00	A2	1,000,120
	Healthcare, Series 2008A, 5.250%, 9/01/30
11,675	Total Arizona			11,158,531
	Arkansas – 0.1%
1,150	Benton Washington Regional Public Water Authority, Arkansas, Water Revenue Bonds, Refunding &	10/17 at 100.00	A–	1,151,219
	Improvement Series 2007, 4.750%, 10/01/33 – SYNCORA GTY Insured
	California – 13.3%
5,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/23 at 100.00	A+	5,084,050
	2013S-4, 5.000%, 4/01/38 (WI/DD, Settling 8/06/13)
5,425	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Gold	12/13 at 32.61	CCC	1,220,408
	Country Settlement Funding Corporation, Series 2006, 0.000%, 6/01/33
3,275	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los	12/18 at 100.00	B+	2,933,254
	Angeles County Securitization Corporation, Series 2006A, 5.450%, 6/01/28
	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,
	Series 2006:
5,000	5.000%, 4/01/37 – BHAC Insured	4/16 at 100.00	AA+	5,019,450
6,000	5.000%, 4/01/37	4/16 at 100.00	A+	6,001,800
3,850	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System,	7/23 at 100.00	AA–	3,864,784
	Series 2013A, 5.000%, 7/01/33
2,335	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series	7/20 at 100.00	Baa2	2,365,402
	2010A, 5.750%, 7/01/40
2,130	California Pollution Control Financing Authority, Revenue Bonds, Pacific Gas and Electric	6/17 at 100.00	A3	2,219,588
	Company, Series 2004C, 4.750%, 12/01/23 – FGIC Insured (Alternative Minimum Tax)
2,500	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series	12/13 at 100.00	AAA	2,544,075
	2003C, 5.500%, 6/01/22 (Pre-refunded 12/01/13)
	California State, General Obligation Bonds, Series 2003:
7,450	5.250%, 2/01/28	8/14 at 100.00	A1	7,476,895
2,235	5.000%, 2/01/33	8/14 at 100.00	A1	2,240,967
16,000	California State, General Obligation Bonds, Various Purpose Series 2007, 5.000%, 6/01/37	6/17 at 100.00	A1	16,340,000
5,000	California State, General Obligation Bonds, Various Purpose Series 2011, 5.000%, 10/01/41	10/21 at 100.00	A1	5,076,700
4,450	California Statewide Community Development Authority, Certificates of Participation, Internext	10/13 at 100.00	BBB	4,462,282
	Group, Series 1999, 5.375%, 4/01/17
3,125	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	Aa2	3,644,781
	Project, Series 2009, 6.750%, 2/01/38
3,600	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	3,893,904
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
5,000	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/18 at 100.00	Aa1	5,145,350
	2006C, 5.000%, 8/01/32 – AGM Insured
4,505	Covina-Valley Unified School District, Los Angeles County, California, General Obligation	No Opt. Call	A+	1,951,566
	Bonds, Series 2003B, 0.000%, 6/01/28 – FGIC Insured
16,045	Desert Community College District, Riverside County, California, General Obligation Bonds,	8/17 at 42.63	Aa2	5,647,198
	Election 2004 Series 2007C, 0.000%, 8/01/33 – AGM Insured
30,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	No Opt. Call	Aaa	23,583,000
	1995A, 0.000%, 1/01/22 (ETM)
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Series 2005A:
11,830	5.000%, 6/01/38 – FGIC Insured	6/15 at 100.00	A2	11,533,540
15,000	5.000%, 6/01/45	6/15 at 100.00	A2	14,266,200
13,065	5.000%, 6/01/45 – AMBAC Insured	6/15 at 100.00	A2	12,425,860
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
9,690	4.500%, 6/01/27	6/17 at 100.00	B	8,803,074
7,870	5.000%, 6/01/33	6/17 at 100.00	B	6,412,791
1,500	5.125%, 6/01/47	6/17 at 100.00	B	1,071,135
4,500	Hemet Unified School District, Riverside County, California, General Obligation Bonds, Series	8/16 at 102.00	AA–	4,596,795
	2008B, 5.125%, 8/01/37 – AGC Insured
4,000	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los	12/13 at 101.00	N/R	4,016,640
	Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002C,
	7.500%, 12/01/24 (Alternative Minimum Tax)
	Merced Union High School District, Merced County, California, General Obligation Bonds,
	Series 1999A:
2,500	0.000%, 8/01/23 – FGIC Insured	No Opt. Call	AA–	1,611,100
2,555	0.000%, 8/01/24 – FGIC Insured	No Opt. Call	AA–	1,523,393
2,365	Montebello Unified School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	A+	1,087,664
	Series 2004, 0.000%, 8/01/27 – FGIC Insured
4,405	Moreland School District, Santa Clara County, California, General Obligation Bonds, Series	No Opt. Call	AA+	1,511,796
	2004D, 0.000%, 8/01/32 – FGIC Insured
2,200	Mount San Antonio Community College District, Los Angeles County, California, General	2/28 at 100.00	AA	1,371,414
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/28 (WI/DD, Settling 8/01/13)
2,315	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	AA	1,018,716
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43 (WI/DD, Settling 8/01/13)
3,550	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009C, 6.500%, 11/01/39	No Opt. Call	A	4,102,345
	Napa Valley Community College District, Napa and Sonoma Counties, California, General
	Obligation Bonds, Election 2002 Series 2007C:
7,200	0.000%, 8/01/29 – NPFG Insured	8/17 at 54.45	Aa2	3,253,176
11,575	0.000%, 8/01/31 – NPFG Insured	8/17 at 49.07	Aa2	4,692,968
3,600	New Haven Unified School District, Alameda County, California, General Obligation Bonds,	No Opt. Call	Aa3	1,673,460
	Series 2004A, 0.000%, 8/01/28 – NPFG Insured
4,900	Ontario, California, Certificates of Participation, Water System Improvement Project,	7/14 at 100.00	AA	5,027,596
	Refunding Series 2004, 5.000%, 7/01/29 – NPFG Insured
2,350	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Baa3	2,481,107
	6.750%, 11/01/39
10,150	Placer Union High School District, Placer County, California, General Obligation Bonds, Series	No Opt. Call	AA	3,317,629
	2004C, 0.000%, 8/01/33 – AGM Insured
2,575	Rancho Mirage Joint Powers Financing Authority, California, Certificates of Participation,	7/15 at 102.00	Baa1	2,608,321
	Eisenhower Medical Center, Series 1997B, 4.875%, 7/01/22 – NPFG Insured
8,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/14 at 100.00	Baa2 (4)	8,398,400
	Center, Series 2004, 5.625%, 7/01/34 (Pre-refunded 7/01/14)
15,505	Riverside Public Financing Authority, California, Tax Allocation Bonds, University Corridor,	8/17 at 100.00	A	14,237,311
	Series 2007C, 5.000%, 8/01/37 – NPFG Insured
	San Bruno Park School District, San Mateo County, California, General Obligation Bonds,
	Series 2000B:
2,575	0.000%, 8/01/24 – FGIC Insured	No Opt. Call	AA	1,613,212
2,660	0.000%, 8/01/25 – FGIC Insured	No Opt. Call	AA	1,564,319
250	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	BBB	267,645
	Mission Bay South Redevelopment Project, Series 2011D, 7.000%, 8/01/41
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
11,990	0.000%, 1/15/25 – NPFG Insured	No Opt. Call	A	6,193,674
14,740	0.000%, 1/15/35 – NPFG Insured	No Opt. Call	A	3,814,859
5,000	San Jose, California, Airport Revenue Bonds, Series 2007A, 6.000%, 3/01/47 – AMBAC Insured	3/17 at 100.00	A2	5,432,650
	(Alternative Minimum Tax)
13,220	San Mateo County Community College District, California, General Obligation Bonds, Series	No Opt. Call	Aaa	6,696,988
	2006A, 0.000%, 9/01/28 – NPFG Insured
5,000	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds,	No Opt. Call	Aa1	3,246,950
	Election of 2000, Series 2002B, 0.000%, 9/01/24 – FGIC Insured
2,000	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B+	1,799,360
	Bonds, Refunding Series 2005A-2, 5.400%, 6/01/27
1,300	University of California, General Revenue Bonds, Refunding Series 2009O, 5.250%, 5/15/39	5/19 at 100.00	Aa1	1,378,052
344,860	Total California			263,765,594
	Colorado – 5.1%
5,000	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 –	10/16 at 100.00	BBB–	4,537,200
	SYNCORA GTY Insured
5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	9/16 at 100.00	AA–	4,597,800
	Series 2006A, 4.500%, 9/01/38
1,700	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Poudre Valley Health System,	9/18 at 102.00	AA–	1,734,153
	Series 2005C, 5.250%, 3/01/40 – AGM Insured
15,925	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA	15,878,021
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
750	Colorado Health Facilities Authority, Revenue Bonds, Longmont United Hospital, Series 2006B,	12/16 at 100.00	Baa2	754,695
	5.000%, 12/01/23 – RAAI Insured
2,000	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System	3/22 at 100.00	Aa2	2,069,040
	Revenue Bonds, Series 2012A, 5.000%, 3/01/41
2,200	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/29	11/22 at 100.00	A+	2,285,998
5,160	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B,	11/23 at 100.00	A	5,104,014
	5.000%, 11/15/43
18,915	Denver, Colorado, Airport System Revenue Refunding Bonds, Series 2003B, 5.000%, 11/15/33	11/13 at 100.00	A+ (4)	19,179,621
	(Pre-refunded 11/15/13) – SYNCORA GTY Insured
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
24,200	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	A	8,605,762
17,000	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	A	5,656,750
7,600	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Refunding Series 2006B, 0.000%,	9/26 at 52.09	A	1,581,408
	9/01/39 – NPFG Insured
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
7,700	0.000%, 9/01/27 – NPFG Insured	9/20 at 67.94	A	3,584,812
10,075	0.000%, 3/01/36 – NPFG Insured	9/20 at 41.72	A	2,610,735
5,000	Ebert Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2007,	12/17 at 100.00	N/R	4,544,900
	5.350%, 12/01/37 – RAAI Insured
7,000	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001C,	6/16 at 100.00	N/R (4)	7,971,810
	5.700%, 6/15/21 (Pre-refunded 6/15/16) – AMBAC Insured
5,000	Rangely Hospital District, Rio Blanco County, Colorado, General Obligation Bonds, Refunding	11/21 at 100.00	Baa1	5,490,600
	Series 2011, 6.000%, 11/01/26
3,750	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private	7/20 at 100.00	Baa3	4,024,725
	Activity Bonds, Series 2010, 6.000%, 1/15/41
143,975	Total Colorado			100,212,044
	Connecticut – 0.3%
1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford Healthcare,	7/21 at 100.00	A	1,474,440
	Series 2011A, 5.000%, 7/01/41
7,525	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series	No Opt. Call	N/R	5,135,663
	2013A, 6.050%, 7/01/31
9,025	Total Connecticut			6,610,103
	District of Columbia – 0.5%
10,000	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	A1	9,104,800
	Senior Lien Refunding Series 2007A, 4.500%, 10/01/30 – AMBAC Insured
	Florida – 5.2%
3,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 –	10/21 at 100.00	AA–	3,032,370
	AGM Insured
13,250	Citizens Property Insurance Corporation, Florida, High Risk Assessment Revenue, Senior Secured	No Opt. Call	A+	13,798,153
	Bonds, Series 2009A-1, 5.500%, 6/01/14
10,000	Florida State Board of Education, Public Education Capital Outlay Bonds, Series 2005E, 4.500%,	6/15 at 101.00	AAA	9,903,400
	6/01/35 (UB)
2,650	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa	10/16 at 100.00	A3	2,664,761
	General Hospital, Series 2006, 5.250%, 10/01/41
3,000	JEA, Florida, Electric System Revenue Bonds, Series Three 2006A, 5.000%, 10/01/41 – AGM Insured	4/15 at 100.00	Aa2	3,041,970
1,995	JEA, Florida, Water and Sewerage System Revenue Bonds, Series 2004A, 5.000%, 10/01/21	10/13 at 100.00	AA (4)	2,010,920
	(Pre-refunded 10/01/13) – FGIC Insured
5,000	Marion County Hospital District, Florida, Revenue Bonds, Munroe Regional Medical Center,	10/17 at 100.00	A–	5,075,700
	Series 2007, 5.000%, 10/01/34
4,090	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2010A,	7/20 at 100.00	A–	4,089,836
	5.000%, 7/01/40
9,500	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Bonds, Miami Children’s	8/21 at 100.00	A	10,220,575
	Hospital, Series 2010A, 6.000%, 8/01/46
4,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	A	4,072,040
	5.000%, 10/01/29
9,340	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2010, 5.000%,	10/20 at 100.00	AA–	9,479,820
	10/01/39 – AGM Insured
2,900	Orange County, Florida, Tourist Development Tax Revenue Bonds, Series 2006, 5.000%, 10/01/31 –	10/16 at 100.00	AA–	3,000,746
	SYNCORA GTY Insured
3,250	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical Center,	11/22 at 100.00	BBB+	3,115,385
	Series 2013A, 5.000%, 11/01/43
9,250	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	A	9,249,630
	Series 2007, 5.000%, 7/01/40 – NPFG Insured
2,500	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A, 5.250%, 10/01/27	10/17 at 100.00	BBB–	2,601,950
14,730	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	14,662,537
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB)
3,300	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A,	5/22 at 100.00	Aa2	3,359,664
	5.000%, 11/15/33
101,755	Total Florida			103,379,457
	Georgia – 0.9%
10,240	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.000%, 11/01/38 –	11/13 at 100.00	A1	10,239,590
	FGIC Insured
2,500	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2001A, 5.000%, 11/01/33 –	11/13 at 100.00	A1	2,506,250
	NPFG Insured
4,400	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.250%, 10/01/39 –	10/14 at 100.00	AA–	4,564,208
	AGM Insured
17,140	Total Georgia			17,310,048
	Hawaii – 0.4%
7,140	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric	10/13 at 100.00	A	7,158,278
	Company Inc., Series 1997A, 5.650%, 10/01/27 – NPFG Insured
	Illinois – 13.3%
17,205	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	A+	10,124,798
	Revenues, Series 1998B-1, 0.000%, 12/01/24 – FGIC Insured
1,500	Chicago Park District, Illinois, General Obligation Bonds, Limited Tax Series 2011A,	1/22 at 100.00	AAA	1,514,310
	5.000%, 1/01/36
	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2006A:
2,585	4.750%, 1/01/30 – AGM Insured	1/16 at 100.00	AA–	2,487,882
5,000	4.625%, 1/01/31 – AGM Insured	1/16 at 100.00	AA–	4,667,600
285	Chicago, Illinois, General Obligation Bonds, Series 2002A, 5.625%, 1/01/39 – AMBAC Insured	1/14 at 100.00	AA–	285,083
7,750	Chicago, Illinois, General Obligation Bonds, Series 2004A, 5.000%, 1/01/34 – AGM Insured	1/14 at 100.00	AA–	7,575,160
2,825	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/14 at 100.00	AA–	2,828,277
	Series 2003C-2, 5.250%, 1/01/30 – AGM Insured (Alternative Minimum Tax)
3,320	Cook and DuPage Counties Combined School District 113A Lemont, Illinois, General Obligation	No Opt. Call	A	2,293,688
	Bonds, Series 2002, 0.000%, 12/01/20 – FGIC Insured
3,020	Cook County High School District 209, Proviso Township, Illinois, General Obligation Bonds,	12/16 at 100.00	AA–	3,208,690
	Series 2004, 5.000%, 12/01/19 – AGM Insured
8,875	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	9,134,061
3,260	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International	10/20 at 100.00	B3	3,346,194
	Corporation Project, Series 2010, 6.500%, 10/15/40
	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,
	Series 2003B:
1,615	5.250%, 11/01/20 (Pre-refunded 11/01/13) – AGM Insured	11/13 at 100.00	Aa3 (4)	1,635,478
385	5.250%, 11/01/20 (Pre-refunded 1/01/14) – AGM Insured	1/14 at 100.00	AA (4)	393,116
5,000	Illinois Development Finance Authority, Gas Supply Revenue Bonds, Peoples Gas, Light and	11/13 at 101.00	A1	5,101,450
	Coke Company, Series 2003E, 4.875%, 11/01/38 (Mandatory put 11/01/18) – AMBAC Insured
	(Alternative Minimum Tax)
28,030	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Kane, Cook and	No Opt. Call	Aa3	23,893,052
	DuPage Counties School District U46 – Elgin, Series 2002, 0.000%, 1/01/19 – AGM Insured
1,800	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Winnebago and	No Opt. Call	A2	1,529,298
	Boone Counties School District 205 – Rockford, Series 2000, 0.000%, 2/01/19 – AGM Insured
1,875	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B, 5.500%, 11/01/39	11/19 at 100.00	AA	1,952,494
3,000	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009, 5.250%, 11/01/39	11/19 at 100.00	AA	3,039,600
5,245	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Tender Option Bond	No Opt. Call	Aa1	5,294,513
	Trust 1137, 19.272%, 7/01/15 (IF)
5,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2004A,	8/14 at 100.00	N/R (4)	5,272,200
	5.500%, 8/15/43 (Pre-refunded 8/15/14)
4,845	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A,	5/20 at 100.00	A	5,228,966
	6.000%, 5/15/39
4,800	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	5,834,352
4,260	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A,	8/17 at 100.00	BBB	4,408,844
	5.500%, 8/01/37
2,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series	2/21 at 100.00	AA–	2,593,550
	2011C, 5.500%, 8/15/41
3,000	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical	8/18 at 100.00	BBB+	3,062,670
	Centers, Series 2008A, 5.500%, 8/15/30
2,735	Illinois Health Facilities Authority, Revenue Bonds, South Suburban Hospital, Series 1992,	No Opt. Call	A (4)	3,143,363
	7.000%, 2/15/18 (ETM)
5,000	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001, 5.500%, 6/15/30 –	6/15 at 101.00	A	5,309,300
	AMBAC Insured
655	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/25	8/22 at 100.00	A–	674,781
5,590	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A,	1/23 at 100.00	AA–	5,669,434
	5.000%, 1/01/38
5,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	1/16 at 100.00	CCC	2,959,250
	Revenue Bonds, Series 2005A-2, 5.500%, 1/01/36 – ACA Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 1993A:
12,320	0.010%, 6/15/17 – FGIC Insured	No Opt. Call	A	11,445,034
9,270	0.010%, 6/15/18 – FGIC Insured	No Opt. Call	AAA	8,334,564
3,800	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	N/R (4)	3,511,048
	Project, Series 1993A, 0.000%, 6/15/18 – FGIC Insured (ETM)
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 1994B:
7,250	0.000%, 6/15/18 – NPFG Insured	No Opt. Call	AAA	6,518,403
3,635	0.000%, 6/15/21 – NPFG Insured	No Opt. Call	AAA	2,794,588
5,190	0.000%, 6/15/28 – NPFG Insured	No Opt. Call	AAA	2,446,981
11,670	0.000%, 6/15/29 – FGIC Insured	No Opt. Call	AAA	5,110,993
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
10,000	0.000%, 6/15/24 – NPFG Insured	6/22 at 101.00	AAA	8,876,900
4,950	0.000%, 12/15/32 – NPFG Insured	No Opt. Call	AAA	1,707,651
21,375	0.000%, 6/15/34 – NPFG Insured	No Opt. Call	AAA	6,600,386
21,000	0.000%, 12/15/35 – NPFG Insured	No Opt. Call	AAA	5,869,290
21,970	0.000%, 6/15/36 – NPFG Insured	No Opt. Call	AAA	5,888,839
10,375	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	AAA	2,702,065
25,825	0.000%, 6/15/39 – NPFG Insured	No Opt. Call	AAA	5,594,728
16,800	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AA–	12,623,352
	Expansion Project, Series 1996A, 0.000%, 12/15/21 – NPFG Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place
	Expansion Project, Series 2002B:
3,775	5.500%, 6/15/20 – NPFG Insured	6/17 at 101.00	AAA	4,210,484
5,715	5.550%, 6/15/21 – NPFG Insured	6/17 at 101.00	AAA	6,308,846
6,095	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AA	6,997,243
	Illinois, General Obligation Bonds, Series 2002A, 6.000%, 7/01/32 – NPFG Insured
1,160	Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove Special Service Area 4,	3/17 at 100.00	AA–	1,073,638
	Series 2007, 4.700%, 3/01/33 – AGC Insured
5,020	Southwestern Illinois Development Authority, Local Government Revenue Bonds, Edwardsville	No Opt. Call	AA–	3,246,534
	Community Unit School District 7 Project, Series 2007, 0.000%, 12/01/23 – AGM Insured
3,000	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2007, 5.000%, 3/01/22 –	3/17 at 100.00	A	3,136,200
	NPFG Insured
4,900	Springfield, Illinois, Electric Revenue Bonds, Series 2006, 5.000%, 3/01/26 – NPFG Insured	3/16 at 100.00	A	4,965,954
280	Tri-City Regional Port District, Illinois, Port and Terminal Facilities Revenue Refunding	No Opt. Call	BBB	266,076
	Bonds, Delivery Network Project, Series 2003A, 4.900%, 7/01/14 (Alternative Minimum Tax)
1,575	Will County Community School District 161, Summit Hill, Illinois, Capital Appreciation School	No Opt. Call	N/R	1,343,034
	Bonds, Series 1999, 0.000%, 1/01/18 – FGIC Insured
720	Will County Community School District 161, Summit Hill, Illinois, Capital Appreciation School	No Opt. Call	Baa1 (4)	673,128
	Bonds, Series 1999, 0.000%, 1/01/18 – FGIC Insured (ETM)
3,680	Will County Community Unit School District 201U, Crete-Monee, Will County, Illinois, General	No Opt. Call	A+	3,462,034
	Obligation Bonds, Capital Appreciation Series 2004, 0.000%, 11/01/16 – FGIC Insured
2,945	Will County School District 86, Joliet, Illinois, General Obligation Bonds, Series 2002,	No Opt. Call	AA–	2,856,945
	0.000%, 11/01/15 – AGM Insured
370,255	Total Illinois			263,026,392
	Indiana – 2.0%
300	Anderson, Indiana, Economic Development Revenue Bonds, Anderson University, Series 2007,	4/14 at 100.00	BB+	278,352
	5.000%, 10/01/24
2,525	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series	5/23 at 100.00	A	2,422,611
	2012A, 5.000%, 5/01/42
1,640	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	7/23 at 100.00	BBB	1,460,043
	Project, Series 2013A, 5.000%, 7/01/48 (Alternative Minimum Tax)
3,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Deaconess Hospital Inc.,	3/14 at 100.00	A+ (4)	3,090,720
	Series 2004A, 5.375%, 3/01/34 (Pre-refunded 3/01/14) – AMBAC Insured
2,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	A–	2,056,420
	Indiana, Series 2007, 5.500%, 3/01/37
6,735	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	6,749,346
	NPFG Insured
	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E:
12,500	0.000%, 2/01/21 – AMBAC Insured	No Opt. Call	AA	10,048,000
2,400	0.000%, 2/01/25 – AMBAC Insured	No Opt. Call	AA	1,554,192
14,595	0.000%, 2/01/27 – AMBAC Insured	No Opt. Call	AA	8,459,700
3,950	Whiting Redevelopment District, Indiana, Tax Increment Revenue Bonds, Lakefront Development	7/20 at 100.00	N/R	4,039,784
	Project, Series 2010, 6.750%, 1/15/32
49,645	Total Indiana			40,159,168
	Iowa – 1.0%
14,500	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	12/18 at 100.00	BB–	14,373,705
	Project, Series 2013, 5.500%, 12/01/22
7,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	B+	5,752,600
	5.625%, 6/01/46
21,500	Total Iowa			20,126,305
	Kansas – 1.0%
10,000	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004A, 5.000%, 3/01/22	3/14 at 100.00	AAA	10,280,600
	(Pre-refunded 3/01/14)
14,590	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	BBB+	9,430,684
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex
	Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
24,590	Total Kansas			19,711,284
	Kentucky – 0.1%
880	Greater Kentucky Housing Assistance Corporation, FHA-Insured Section 8 Mortgage Revenue	1/14 at 100.00	A	881,399
	Refunding Bonds, Series 1997A, 6.100%, 1/01/24 – NPFG Insured
1,750	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA–	1,808,258
	Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/38 – AGC Insured
2,630	Total Kentucky			2,689,657
	Louisiana – 1.9%
12,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue	11/17 at 100.00	BBB–	12,622,800
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
2,310	Louisiana Local Government Environmental Facilities and Community Development Authority,	8/20 at 100.00	BBB–	2,482,927
	Revenue Bonds, Westlake Chemical Corporation Projects, Series 2009A, 6.500%, 8/01/29
5,450	Louisiana Local Government Environmental Facilities and Community Development Authority,	11/20 at 100.00	BBB–	5,768,335
	Revenue Bonds, Westlake Chemical Corporation Projects, Series 2010A-1, 6.500%, 11/01/35
5,150	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	8/15 at 100.00	A+	5,181,982
	Lady Health System, Series 2005A, 5.250%, 8/15/32
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,
	Series 2007A:
3,620	5.250%, 5/15/38	5/17 at 100.00	Baa1	3,673,685
1,900	5.375%, 5/15/43	5/17 at 100.00	Baa1	1,929,070
5,000	Louisiana Public Facilities Authority, Revenue Bonds, University of New Orleans Research and	No Opt. Call	A+	5,099,450
	Technology, Series 2006, 5.250%, 3/01/37 – NPFG Insured
35,430	Total Louisiana			36,758,249
	Maine – 0.1%
1,050	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, MaineGeneral Medical	7/21 at 100.00	Baa3	1,163,432
	Center, Series 2011, 6.750%, 7/01/41
	Maryland – 0.5%
2,500	Baltimore, Maryland, Subordinate Lien Convention Center Hotel Revenue Bonds, Series 2006B,	9/16 at 100.00	Ba2	2,501,250
	5.875%, 9/01/39
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist	1/22 at 100.00	Baa2	1,623,810
	Healthcare, Series 2011A, 6.125%, 1/01/36
5,700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A2	5,878,410
	Series 2004, 5.500%, 8/15/33
9,700	Total Maryland			10,003,470
	Massachusetts – 1.6%
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A–	498,580
	Series 2008E-1 &2, 5.125%, 7/01/38
3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University,	No Opt. Call	AAA	3,184,110
	Series 2005C, 5.000%, 7/15/35
1,359	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire	1/14 at 103.00	N/R	1,070,595
	Community Services Inc., Series 2012A, 6.000%, 2/15/43
1,072	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire	1/14 at 15.54	N/R	103,157
	Community Services Inc., Series 2012B, 0.000%, 2/15/43
1,608	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire	1/14 at 103.00	N/R	16
	Community Services Inc., Series 2012C, 0.000%, 2/15/43
2,300	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	2,357,730
	University Issue, Series 2009A, 5.750%, 7/01/39
12,010	Massachusetts Housing Finance Agency, Housing Bonds, Series 2009F, 5.700%, 6/01/40	12/18 at 100.00	AA–	12,387,114
9,110	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series	5/23 at 100.00	AA+	9,488,794
	2013A, 5.000%, 5/15/43
980	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series	No Opt. Call	A+	494,978
	1997A, 0.000%, 1/01/29 – NPFG Insured
1,630	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2000-6,	8/13 at 100.00	Aaa	1,635,232
	5.500%, 8/01/30
33,569	Total Massachusetts			31,220,306
	Michigan – 3.8%
9,910	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A,	11/13 at 100.00	B–	8,572,844
	5.500%, 5/01/21
1,415	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	BBB+	1,297,088
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
3,700	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Limited Tax Series 2010,	11/20 at 100.00	AA	3,621,893
	4.500%, 11/01/23
1,760	Detroit, Michigan, General Obligation Bonds, Series 2001A-1, 5.375%, 4/01/16 – NPFG Insured (6)	10/13 at 100.00	A	1,719,186
	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A:
8,000	5.000%, 7/01/35 – NPFG Insured	7/15 at 100.00	A	7,266,640
3,000	4.500%, 7/01/35 – NPFG Insured	7/15 at 100.00	A	2,545,920
3,395	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Second Lien Series 2006A, 5.500%,	7/18 at 100.00	AA+	3,401,756
	7/01/36 – BHAC Insured
7,445	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Series 2001C-2, 5.250%, 7/01/29 –	7/18 at 100.00	AA+	7,349,853
	FGIC Insured
3,000	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011A, 5.750%, 7/01/37	7/21 at 100.00	BB–	2,931,270
1,635	Detroit, Michigan, Water Supply System Second Lien Revenue Bonds, Series 2003B, 5.000%,	1/14 at 100.00	A	1,488,668
	7/01/34 – NPFG Insured
2,825	Detroit, Michigan, Water Supply System Second Lien Revenue Refunding Bonds, Series 2006C,	No Opt. Call	AA–	2,616,543
	5.000%, 7/01/33 – AGM Insured
1,350	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2005B, 4.750%,	No Opt. Call	AA+	1,269,756
	7/01/34 – BHAC Insured
5,200	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2006D,	7/16 at 100.00	AA–	4,559,932
	4.625%, 7/01/32 – AGM Insured
2,000	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, Bronson	5/20 at 100.00	A2	2,047,400
	Methodist Hospital, Series 2010, 5.250%, 5/15/36 – AGM Insured
4,500	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011,	12/21 at 100.00	AA	4,473,585
	5.000%, 12/01/39
	Michigan Municipal Bond Authority, Public School Academy Revenue Bonds, Detroit Academy of
	Arts and Sciences Charter School, Series 2001A:
5,000	7.900%, 10/01/21	10/13 at 100.00	Caa2	4,448,350
3,500	8.000%, 10/01/31	10/13 at 100.00	Caa2	3,113,845
8,460	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005I, 5.000%,	10/15 at 100.00	Aa3	9,151,774
	10/15/22 – AMBAC Insured
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	1,390,189
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
2,090	Troy Downtown Development Authority, Michigan, Tax Increment Revenvue Bonds, Development &	11/13 at 100.00	A	2,095,141
	Refunding Series 2001, 5.500%, 11/01/15 – NPFG Insured
79,335	Total Michigan			75,361,633
	Minnesota – 0.9%
1,750	Breckenridge, Minnesota, Revenue Bonds, Catholic Health Initiatives, Series 2004A,	5/14 at 100.00	AA–	1,755,425
	5.000%, 5/01/30
6,375	Minneapolis Health Care System, Minnesota, Revenue Bonds, Fairview Hospital and Healthcare	11/18 at 100.00	A	7,439,370
	Services, Series 2008A, 6.625%, 11/15/28
2,300	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/15 at 100.00	A	2,362,836
	Refunding Subordinate Lien Series 2005C, 5.000%, 1/01/31 – FGIC Insured
6,730	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds,	11/16 at 100.00	A2	6,805,309
	HealthPartners Obligated Group, Series 2006, 5.250%, 5/15/36
17,155	Total Minnesota			18,362,940
	Missouri – 1.2%
6,000	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales	10/13 at 100.00	AA– (4)	6,047,880
	Tax Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%,
	10/01/32 (Pre-refunded 10/01/13) – AGM Insured
12,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Health Care System,	6/20 at 100.00	AA–	12,285,000
	Series 2010B, 5.000%, 6/01/30
3,465	Missouri State Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	11/23 at 100.00	A2	3,323,559
	CoxHealth, Series 2013A, 5.000%, 11/15/48
2,600	Saint Louis, Missouri, Parking Revenue Bonds, Series 2006A, 4.500%, 12/15/25 – NPFG Insured	12/16 at 100.00	A	2,639,858
24,065	Total Missouri			24,296,297
	Nebraska – 0.3%
5,000	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2008A,	2/18 at 100.00	Aa1	5,457,750
	5.500%, 2/01/39
	Nevada – 1.1%
2,500	Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe Hospital, Series 2003A, 5.125%,	9/13 at 100.00	N/R (4)	2,510,050
	9/01/29 (Pre-refunded 9/01/13) – RAAI Insured
5,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	5,441,150
10,000	North Las Vegas, Nevada, General Obligation Bonds, Series 2006, 5.000%, 5/01/36 – NPFG Insured	5/16 at 100.00	A	9,453,800
2,500	Reno, Nevada, Health Facilities Revenue Bonds, Catholic Healthcare West, Series 2007A, 18.774%,	7/17 at 100.00	AA+	2,733,700
	7/01/31 – BHAC Insured (IF) (5)
1,500	Sparks Tourism Improvement District 1, Legends at Sparks Marina, Nevada, Senior Sales Tax	6/18 at 100.00	B2	1,469,580
	Revenue Bonds Series 2008A, 6.750%, 6/15/28
21,500	Total Nevada			21,608,280
	New Hampshire – 0.1%
1,500	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group	10/19 at 100.00	Baa1	1,563,840
	Issue, Series 2009A, 6.125%, 10/01/39
	New Jersey – 2.1%
9,000	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	11/13 at 100.00	B	9,004,410
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
3,300	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BB+	3,345,573
	University Hospital, Series 2007, 5.750%, 7/01/37
4,740	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 41.49	BBB+	1,486,938
	Care System, Refunding Series 2006B, 0.000%, 7/01/34
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
30,000	0.000%, 12/15/30 – FGIC Insured	No Opt. Call	A+	11,768,100
27,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA–	9,279,360
205	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16 – NPFG Insured	No Opt. Call	A+	232,275
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
105	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A (4)	119,854
105	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A (4)	119,854
930	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+ (4)	988,683
1,135	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L, 5.000%, 5/01/43	5/23 at 100.00	AA–	1,172,069
5,345	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B2	3,901,155
	Series 2007-1A, 4.750%, 6/01/34
81,865	Total New Jersey			41,418,271
	New Mexico – 0.1%
1,365	University of New Mexico, Revenue Refunding Bonds, Series 1992A, 6.000%, 6/01/21	No Opt. Call	AA	1,602,988
	New York – 6.5%
10,000	Dormitory Authority of the State of New York, FHA Insured Mortgage Hospital Revenue Bonds,	8/16 at 100.00	AAA	9,664,500
	Kaleida Health, Series 2006, 4.700%, 2/15/35
8,500	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Kaleida	2/14 at 100.00	AAA	8,709,695
	Health, Series 2004, 5.050%, 2/15/25 (Pre-refunded 2/15/14)
8,400	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%,	2/17 at 100.00	A	8,361,276
	2/15/47 – FGIC Insured
2,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A	2,007,200
	5.000%, 12/01/35
12,855	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A,	5/21 at 100.00	A	12,903,206
	5.000%, 5/01/38
1,510	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn	12/16 at 100.00	BB+	1,443,530
	College of Aeronautics, Series 2006B, 5.000%, 12/01/31
10,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/14 at 100.00	N/R	10,725,300
	Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)
9,850	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium	9/16 at 100.00	A	9,112,531
	Project, Series 2006, 4.750%, 3/01/46 – NPFG Insured
5,500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	12/14 at 100.00	AAA	5,645,585
	Bonds, Series 2004B, 5.000%, 6/15/36 – AGM Insured (UB)
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/17 at 100.00	AAA	5,264,900
	Series 2007B, 4.750%, 11/01/27
15,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	5/23 at 100.00	AAA	15,670,050
	Fiscal 2013 Series I, 5.000%, 5/01/38
	New York City, New York, General Obligation Bonds, Fiscal Series 2004C:
190	5.250%, 8/15/24	8/14 at 100.00	AA	199,198
255	5.250%, 8/15/25	8/14 at 100.00	AA	267,288
	New York City, New York, General Obligation Bonds, Fiscal Series 2004C:
7,810	5.250%, 8/15/24 (Pre-refunded 8/15/14)	8/14 at 100.00	Aa2 (4)	8,218,073
5,745	5.250%, 8/15/25 (Pre-refunded 8/15/14)	8/14 at 100.00	Aa2 (4)	6,045,176
14,310	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	12/13 at 100.00	AA–	14,421,475
	State Contingency Contract-Backed Bonds, Series 2003A-1, 5.500%, 6/01/19
8,575	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB	9,511,390
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
125,500	Total New York			128,170,373
	North Carolina – 0.5%
3,000	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/18 at 100.00	AA–	2,957,970
	Carolinas HealthCare System, Series 2008A, 5.000%, 1/15/47
1,500	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/21 at 100.00	AA–	1,517,100
	Carolinas HealthCare System, Series 2011A, 5.125%, 1/15/37
1,500	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional	2/14 at 100.00	AA+ (4)	1,535,985
	Facilities, Series 2004A, 5.000%, 2/01/20 (Pre-refunded 2/01/14)
2,000	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/17 at 100.00	AA–	1,913,660
	Health System, Series 2007, 4.500%, 10/01/31
2,010	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University	6/20 at 100.00	AA	2,006,804
	Health System, Series 2010A, 5.000%, 6/01/42
10,010	Total North Carolina			9,931,519
	North Dakota – 0.4%
7,820	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011,	11/21 at 100.00	A+	8,831,439
	6.250%, 11/01/31
	Ohio – 3.3%
10,000	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus Project	2/18 at 100.00	A1	10,092,100
	Series 2008A, 5.250%, 2/15/43
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
5,745	5.375%, 6/01/24	6/17 at 100.00	B–	4,880,148
1,775	5.125%, 6/01/24	6/17 at 100.00	B–	1,480,989
5,805	5.875%, 6/01/30	6/17 at 100.00	B	4,637,673
17,165	5.750%, 6/01/34	6/17 at 100.00	B	13,065,140
3,520	6.000%, 6/01/42	6/17 at 100.00	BB+	2,724,797
11,940	5.875%, 6/01/47	6/17 at 100.00	B	8,935,777
16,415	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B	13,156,130
	Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
1,730	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA	1,901,478
	2011A, 6.000%, 11/15/41
4,975	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	4,934,553
	2013A-1, 5.000%, 2/15/48 (WI/DD, Settling 8/15/13)
79,070	Total Ohio			65,808,785
	Oklahoma – 0.8%
1,400	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue	8/21 at 100.00	N/R	1,522,277
	Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26
	Oklahoma Development Finance Authority, Revenue Bonds, St. John Health System, Series 2004:
5,045	5.125%, 2/15/31 (Pre-refunded 2/15/14)	2/14 at 100.00	AA+ (4)	5,179,753
9,955	5.125%, 2/15/31 (Pre-refunded 2/15/14)	2/14 at 100.00	A+ (4)	10,216,416
16,400	Total Oklahoma			16,918,446
	Oregon – 0.1%
2,860	Oregon State Facilities Authority, Revenue Bonds, Willamette University, Series 2007A,	10/17 at 100.00	A	2,904,931
	5.000%, 10/01/32
	Pennsylvania – 1.5%
2,715	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special	12/21 at 100.00	AA	2,753,607
	Revenue, Series 2011B, 5.000%, 12/01/41
7,500	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special	12/22 at 100.00	AA	7,605,675
	Revenue, Series 2013A, 5.000%, 12/01/43
5,000	Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds, Subordinate Lien Series	No Opt. Call	A+	5,076,600
	2003B, 5.000%, 12/01/21 – NPFG Insured
6,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A, 5.500%, 12/01/31 –	12/14 at 100.00	A+	6,790,160
	AMBAC Insured
8,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2004D, 5.125%,	6/14 at 100.00	Aa3 (4)	8,330,320
	6/01/34 (Pre-refunded 6/01/14) – FGIC Insured
29,715	Total Pennsylvania			30,556,362
	Puerto Rico – 3.2%
8,340	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A,	7/18 at 100.00	BBB–	7,318,350
	6.000%, 7/01/44
1,545	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Refunding Series	7/17 at 100.00	BBB	1,452,146
	2007M, 5.000%, 7/01/22
	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2005K:
6,130	5.000%, 7/01/20	7/15 at 100.00	BBB	5,914,408
1,410	5.000%, 7/01/21	7/15 at 100.00	BBB	1,340,431
13,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	BBB	10,933,000
	7/01/39 – FGIC Insured
5,450	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	12/13 at 100.00	Ba1	5,058,908
	Financing Authority, Co-Generation Facility Revenue Bonds, Series 2000A, 6.625%, 6/01/26
	(Alternative Minimum Tax)
1,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series	No Opt. Call	BBB–	1,025,560
	2007M, 6.250%, 7/01/23
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate
	Series 2009A:
3,960	5.500%, 8/01/28	No Opt. Call	A+	3,994,175
11,000	0.000%, 8/01/32	8/26 at 100.00	A+	10,423,708
4,985	6.000%, 8/01/42	8/19 at 100.00	A+	4,989,985
4,310	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	A+	3,884,905
	2010C, 5.250%, 8/01/41
76,485	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	4,826,968
	8/01/54 – AMBAC Insured
21,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2005A,	5/15 at 11.19	BB–	1,444,380
	0.000%, 5/15/50
158,615	Total Puerto Rico			62,606,924
	Rhode Island – 1.3%
6,250	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds,	11/13 at 100.00	A	6,252,625
	Lifespan Obligated Group, Series 1996, 5.250%, 5/15/26 – NPFG Insured
19,205	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	12/13 at 100.00	BBB–	19,221,900
	Series 2002A, 6.250%, 6/01/42
25,455	Total Rhode Island			25,474,525
	South Carolina – 1.3%
7,000	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	AA- (4)	7,459,900
	GROWTH, Series 2004, 5.250%, 12/01/29 (Pre-refunded 12/01/14)
3,000	Myrtle Beach, South Carolina, Hospitality and Accommodation Fee Revenue Bonds, Series 2004A,	6/14 at 100.00	A+	3,012,600
	5.000%, 6/01/36 – FGIC Insured
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2:
12,560	0.000%, 1/01/28 – AMBAC Insured	No Opt. Call	AA–	6,529,065
9,535	0.000%, 1/01/29 – AMBAC Insured	No Opt. Call	AA–	4,679,969
4,215	Spartanburg Sanitary Sewer District, South Carolina, Sewer System Revenue Bonds, Series 2003B,	3/14 at 100.00	AA- (4)	4,331,756
	5.000%, 3/01/38 (Pre-refunded 3/01/14) – NPFG Insured
36,310	Total South Carolina			26,013,290
	Tennessee – 0.7%
10,300	Jackson, Tennessee, Hospital Revenue Refunding Bonds, Jackson-Madison County General Hospital	4/18 at 100.00	A+	10,824,167
	Project, Series 2008, 5.625%, 4/01/38
3,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	2,985,960
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
13,300	Total Tennessee			13,810,127
	Texas – 12.1%
5,000	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc.,	12/13 at 100.00	N/R	5,562,500
	Series 2007, 5.250%, 12/01/29 (Alternative Minimum Tax) (6)
2,000	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Second Tier	1/17 at 100.00	Ba2	2,018,980
	Series 2006B, 5.750%, 1/01/34
5,560	Beaumont Independent School District, Jefferson County, Texas, General Obligation Bonds,	2/17 at 100.00	AAA	5,692,272
	Series 2008, 5.000%, 2/15/38
5,110	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	4/14 at 100.00	C	331,946
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2005:
4,000	5.000%, 1/01/35 (Pre-refunded 1/01/15) – FGIC Insured	1/15 at 100.00	A (4)	4,255,840
31,550	5.000%, 1/01/45 (Pre-refunded 1/01/15) – FGIC Insured	1/15 at 100.00	A (4)	33,567,938
7,500	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2012D,	No Opt. Call	A+	7,158,075
	5.000%, 11/01/38 (Alternative Minimum Tax)
5,000	El Paso County Hospital District, Texas, General Obligtion Bonds, Certificates of Obligation	8/23 at 100.00	AA	5,051,000
	Series 2013, 5.000%, 8/15/39
2,000	El Paso, Texas, General Obligation Bonds, Series 2005, 5.250%, 8/15/14 – FGIC Insured	No Opt. Call	AA	2,105,040
27,340	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien	10/23 at 100.00	AA	26,557,803
	Series 2013B, 5.000%, 4/01/53 (WI/DD, Settling 8/01/13)
5,000	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 –	2/17 at 100.00	AA+	5,178,350
	NPFG Insured
11,900	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H,	No Opt. Call	A	5,177,452
	0.000%, 11/15/27 – NPFG Insured
3,880	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior Lien Series 2001G,	11/13 at 100.00	A	3,810,936
	5.250%, 11/15/30 – NPFG Insured
14,355	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3,	11/24 at 59.10	A	4,046,100
	0.000%, 11/15/33 – NPFG Insured
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment
	Project, Series 2001B:
24,755	0.000%, 9/01/29 – AMBAC Insured	No Opt. Call	A2	10,295,357
10,000	0.000%, 9/01/31 – AMBAC Insured	No Opt. Call	A2	3,612,800
5,000	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson	2/16 at 100.00	BBB–	4,955,250
	Memorial Hospital Project, Series 2005, 5.375%, 8/15/35
2,000	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/22 at 100.00	BBB–	1,964,280
	Southwest Airlines Company – Love Field Modernization Program Project, Series 2012, 5.000%,
	11/01/28 (Alternative Minimum Tax)
1,750	Martin County Hospital District, Texas, Combination Limited Tax and Revenue Bonds, Series	4/21 at 100.00	BBB	1,838,270
	2011A, 7.250%, 4/01/36
	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Capital Appreciation
	Series 2008I:
30,000	0.000%, 1/01/42 – AGC Insured	1/25 at 100.00	AA–	30,908,400
5,220	0.000%, 1/01/43	1/25 at 100.00	A2	5,344,184
6,320	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Series 2008A,	1/18 at 100.00	AA+	6,954,086
	5.750%, 1/01/40 – BHAC Insured
15,450	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Series 2008D,	No Opt. Call	AA–	4,658,948
	0.000%, 1/01/36 – AGC Insured
5,000	Richardson Hospital Authority, Texas, Revenue Bonds, Richardson Regional Medical Center,	12/13 at 100.00	A+	5,064,200
	Series 2004, 6.000%, 12/01/34
2,000	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	7/14 at 100.00	CC	124,920
	Company, Series 2003A, 5.800%, 7/01/22
3,000	San Antonio, Texas, Water System Revenue Bonds, Series 2005, 4.750%, 5/15/37 – NPFG Insured	5/15 at 100.00	AA+	3,083,370
11,585	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	11,621,609
	Texas Health Resources Trust 1201, 9.425%, 2/15/30 (IF)
4,810	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	AA–	4,943,959
	Bonds, Scott & White Healthcare Project, Series 2010, 5.500%, 8/15/45
5,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding	1/19 at 100.00	AA–	5,461,950
	Bonds, Christus Health, Series 2008A, 6.500%, 7/01/37 – AGC Insured
10,400	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	9,867,000
	2012, 5.000%, 12/15/32
2,250	Texas State University System, Financing Revenue Bonds, Refunding Series 2006, 5.000%, 3/15/27 –	No Opt. Call	Aa2	2,403,540
	AGM Insured
7,040	Texas State, Tax and Revenue Anticipation Notes, Series 2012, 2.500%, 8/30/13	No Opt. Call	SP-1+	7,053,798
5,905	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/22 at 100.00	A–	5,681,023
	Refunding Series 2012A, 5.000%, 8/15/41
5,500	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series	No Opt. Call	A–	3,095,840
	2002A, 0.000%, 8/15/25 – AMBAC Insured
293,180	Total Texas			239,447,016
	Utah – 0.4%
3,260	Eagle Mountain, Utah, Gas and Electric Revenue Bonds, Series 2005, 5.000%, 6/01/24 –	6/15 at 100.00	N/R	3,280,473
	RAAI Insured
1,400	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/13	No Opt. Call	AA+	1,402,548
3,700	Utah State Board of Regents, Utah State University, Revenue Bonds, Series 2004, 5.000%,	4/14 at 100.00	AA (4)	3,819,917
	4/01/35 (Pre-refunded 4/01/14) – NPFG Insured
8,360	Total Utah			8,502,938
	Virginia – 1.8%
1,500	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage	10/17 at 100.00	BBB	1,500,450
	Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/42
10,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles	10/28 at 100.00	BBB+	7,751,000
	Metrorail Capital Appreciation, Series 2010B, 0.000%, 10/01/44
5,870	Route 460 Funding Corporation, Virginia, Toll Raod Reveue Bonds, Series 2012A, 5.125%, 7/01/49	No Opt. Call	BBB–	5,431,805
975	Route 460 Funding Corporation, Virginia, Toll Raod Reveue Bonds, Series 2012B, 0.000%, 7/01/36	No Opt. Call	BBB–	260,091
6,675	Stafford County and Staunton Industrial Development Authority, Virginia, Revenue Bonds,	2/17 at 100.00	N/R	6,381,765
	Virginia Municipal League and Virginia Association of Counties Finance Program, Series 2007C,
	5.000%, 2/01/37 – SYNCORA GTY Insured
4,405	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds,	6/16 at 100.00	Baa1	4,408,788
	MediCorp Health System, Series 2006, 5.250%, 6/15/31
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River
	Crossing, Opco LLC Project, Series 2012:
4,180	5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	3,957,872
1,650	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	1,668,051
3,770	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	3,504,515
39,025	Total Virginia			34,864,337
	Washington – 4.2%
6,750	Cowlitz County Public Utilities District 1, Washington, Electric Production Revenue Bonds,	9/14 at 100.00	A1	6,848,550
	Series 2004, 5.000%, 9/01/34 – FGIC Insured
3,475	Port of Seattle, Washington, General Obligation Bonds, Series 2004B, 5.000%, 11/01/19	11/13 at 100.00	AAA	3,515,794
	(Pre-refunded 11/01/13) – AGM Insured (Alternative Minimum Tax)
3,780	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	3,874,122
	Center, Series 2011A, 5.625%, 1/01/35
2,400	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center,	12/20 at 100.00	Baa3	2,344,704
	Series 2010, 5.375%, 12/01/33
12,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services,	10/22 at 100.00	AA	12,025,440
	Series 2012A, 5.000%, 10/01/33
8,200	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series	No Opt. Call	Aa1	8,174,170
	1989B, 0.000%, 7/01/14
2,500	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	12/17 at 100.00	N/R	2,507,850
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
5,000	Washington State Health Care Facilities Authority, Revenue Bonds, Providence Health Care	10/16 at 100.00	AA	5,040,000
	Services, Series 2006A, 4.625%, 10/01/34 – FGIC Insured
2,580	Washington State Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical	8/17 at 100.00	A	2,577,755
	Center, Series 2007B, 5.000%, 2/15/27 – NPFG Insured
23,185	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	12/13 at 100.00	Baa1	23,467,161
	Series 2002, 6.625%, 6/01/32
	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002-03C:
9,100	0.000%, 6/01/29 – NPFG Insured	No Opt. Call	AA+	4,860,765
16,195	0.000%, 6/01/30 – NPFG Insured	No Opt. Call	AA+	8,178,474
95,165	Total Washington			83,414,785
	Wisconsin – 3.1%
7,115	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Senior	11/19 at 100.00	AA+	7,241,149
	Credit Group, Series 2010E, 5.000%, 11/15/33
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/16 at 100.00	A–	1,072,520
	Series 2006A, 5.000%, 2/15/17
2,375	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/22 at 100.00	A–	2,305,318
	Series 2012B, 5.000%, 2/15/40
4,390	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc.,	6/22 at 100.00	A2	4,262,646
	Series 2012, 5.000%, 6/01/39
2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital, Inc.,	12/18 at 100.00	A+	2,641,300
	Series 2009, 6.000%, 12/01/38
6,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of	9/13 at 100.00	BBB+ (4)	6,028,020
	Christian Charity Healthcare Ministry, Series 2003A, 5.875%, 9/01/33 (Pre-refunded 9/01/13)
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital, Inc.,
	Series 2011A:
3,500	5.750%, 5/01/35	5/21 at 100.00	A+	3,725,610
5,000	6.000%, 5/01/41	5/21 at 100.00	A+	5,382,400
6,600	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care,	8/22 at 100.00	A+	6,669,234
	Inc., Refunding 2012C, 5.000%, 8/15/32
10,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,	6/20 at 100.00	AA–	10,079,900
	Series 2010, 5.000%, 6/01/30
	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
2,490	5.750%, 5/01/33	5/19 at 100.00	AA–	2,787,182
8,945	6.250%, 5/01/37	5/19 at 100.00	AA–	10,292,742
59,915	Total Wisconsin			62,488,021
	Wyoming – 0.2%
2,035	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power	7/19 at 100.00	A1	2,152,399
	Cooperative – Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39
1,850	West Park Hospital District, Wyoming, Hospital Revenue Bonds, Series 2011A, 7.000%, 6/01/40	6/21 at 100.00	BBB	2,044,934
3,885	Total Wyoming			4,197,333
$ 2,450,699	Total Municipal Bonds (cost $1,932,055,193) – 99.5%			1,977,675,333

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 0.0% (0.0% of Total Investments)

	Transportation – 0.0% (0.0% of Total Investments)
$ 775	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	5.500%	7/15/19	N/R	$ 193,712
224	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	3.000%	7/15/55	N/R	44,735
$ 999	Total Corporate Bonds (cost $29,302)				238,447
	Total Investments (cost $1,932,084,495) – 99.9%				1,977,913,780
	Floating Rate Obligations – (0.7)%				(14,380,000)
	Other Assets Less Liabilities – 0.8%				17,000,123
	Net Assets – 100%				$ 1,980,533,903

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,977,675,333	$ —	$1,977,675,333
Corporate Bonds	—	—	238,447	238,447
Total	$ —	$1,977,675,333	$238,447	$1,977,913,780

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2013, the cost of investments was $1,917,077,425.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2013, were as follows:

Gross unrealized:
Appreciation	$110,124,526
Depreciation	(63,668,181)
Net unrealized appreciation (depreciation) of investments	$ 46,456,345

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s
Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Directors. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an interest rate of 5.500% maturing on July 15, 2019 and the second with an interest rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal Value Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         September 27, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         September 27, 2013